UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2005 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: June 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: June 29, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF APRIL 30, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS — 21.18% of Total Net Assets
  35,204 Troy Oz.    Gold bullion (a) ...........................................................      $ 15,313,750

   80,000 Coins      One-ounce gold coins (a) ...................................................        35,896,800
                                                                                                       ------------

                       Total Gold Assets (identified cost $45,386,338)                                 $ 51,210,550
                                                                                                       ------------

                    SILVER ASSETS — 5.23% of Total Net Assets
1,569,499 Troy Oz.   Silver bullion (a) .........................................................      $ 10,834,254

     379 Bags        Silver coins (a) ...........................................................         1,801,375
                                                                                                       ------------

                       Total Silver Assets (identified cost $10,776,565)                               $ 12,635,629
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS — 10.01% of Total Net Assets
----------------
 CHF   554,191       Swiss francs in interest-bearing bank accounts .............................      $    465,667
                                                                                                       ------------

 CHF 4,750,000       4.500% Swiss Confederation bonds, 04-08-06 .................................      $  4,126,964
 CHF 5,675,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         5,114,224
 CHF 5,000,000       4.250% Swiss Confederation bonds, 01-08-08 .................................         4,552,138
 CHF 5,225,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         4,709,568
 CHF 5,660,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         5,229,591
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 23,732,485
                                                                                                       ------------

                       Total Swiss Franc Assets (identified cost $22,860,953)                          $ 24,198,152
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES — 16.30% of Total Net Assets

                    NATURAL RESOURCES — 7.93% of Total Net Assets
     75,000          BHP Billiton, Ltd. (b) .....................................................      $  1,896,000
     32,000          BP, p.l.c. (b) .............................................................         1,948,800
     40,000          Burlington Resources, Inc. .................................................         1,944,400
     36,000          Chevron Corporation ........................................................         1,872,000
     45,000          Devon Energy Corporation ...................................................         2,032,650
     55,000          Forest Oil Corporation (a) .................................................         2,119,150
     50,000          Inco, Ltd. .................................................................         1,787,000
     20,000          Phelps Dodge Corporation ...................................................         1,717,000
     40,000          Pogo Producing Company .....................................................         1,800,400
     30,000          Weyerhaeuser Company .......................................................         2,058,300
                                                                                                       ------------
                                                                                                       $ 19,175,700

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE — 8.37% of Total Net Assets
     50,000          Archstone-Smith Trust ......................................................      $  1,798,500
     45,000          BRE Properties, Inc. Class A ...............................................         1,674,900
     80,000          Equity One, Inc. ...........................................................         1,675,200
     36,000          Federal Realty Investment Trust ............................................         1,926,000
     65,000          New Plan Excel Realty Trust, Inc. ..........................................         1,677,650
     30,000          Pan Pacific Retail Properties, Inc. ........................................         1,812,600
     40,000          Pennsylvania Real Estate Investment Trust ..................................         1,686,000
     18,000          Texas Pacific Land Trust ...................................................         3,186,000
     75,000          United Dominion Realty Trust, Inc. .........................................         1,661,250
     50,000          Urstadt Biddle Properties, Inc. ............................................           747,500
     50,000          Urstadt Biddle Properties, Inc. Class A ....................................           744,000
     55,000          Washington Real Estate Investment Trust ....................................         1,639,550
                                                                                                       ------------
                                                                                                       $ 20,229,150
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $24,459,698)                                $ 39,404,850
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.76% of Total Net Assets

                    CHEMICALS — .83% of Total Net Assets
     15,000          Air Products & Chemicals, Inc. .............................................      $    880,950
     80,000          Crompton Corporation .......................................................         1,124,000
                                                                                                       ------------
                                                                                                       $  2,004,950
                    COMPUTER SOFTWARE — 3.70% of Total Net Assets
     30,000          Autodesk, Inc. .............................................................      $    954,900
     30,000          Computer Associates International, Inc. ....................................           807,000
          1          Symantec Corporation warrant (a)(c) ........................................         6,472,757
     35,000          VERITAS Software Corporation (a) ...........................................           720,650
                                                                                                       ------------
                                                                                                       $  8,955,307
                    CONSTRUCTION — .75% of Total Net Assets
     15,000          Fluor Corporation ..........................................................      $    773,400
     17,000          Ryland Group, Inc. .........................................................         1,043,800
                                                                                                       ------------
                                                                                                       $  1,817,200

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    DATA PROCESSING — .64% of Total Net Assets
     35,000          Agilent Technologies, Inc. (a) .............................................      $    726,250
     40,000          Hewlett-Packard Company ....................................................           818,800
                                                                                                       ------------
                                                                                                       $  1,545,050
                    ELECTRICAL & ELECTRONICS — .96% of Total Net Assets
     35,000          Intel Corporation ..........................................................      $    823,200
     45,000          National Semiconductor Corporation .........................................           858,600
    160,000          Sanmina SCI Corporation (a) ................................................           641,600
                                                                                                       ------------
                                                                                                       $  2,323,400
                    ENTERTAINMENT & LEISURE — .99% of Total Net Assets
     28,000          Disney (Walt) Company ......................................................      $    739,200
     20,000          Tribune Company ............................................................           772,000
     25,000          Viacom, Inc. Class A .......................................................           869,500
                                                                                                       ------------
                                                                                                       $  2,380,700
                    FINANCIAL SERVICES — 2.05% of Total Net Assets
     28,000          Bank of New York, Inc. .....................................................      $    782,320
      9,000          Bear Stearns Companies, Inc. ...............................................           851,940
     60,000          Janus Capital Group, Inc. ..................................................           779,400
     15,000          Morgan Stanley .............................................................           789,300
     80,000          Schwab (Charles) Corporation ...............................................           828,000
     20,000          State Street Corporation ...................................................           924,600
                                                                                                       ------------
                                                                                                       $  4,955,560
                    MANUFACTURING — 1.97% of Total Net Assets
     50,000          Dana Corporation ...........................................................      $    571,000
     17,000          Harley-Davidson, Inc. ......................................................           799,340
     10,000          Illinois Tool Works, Inc. ..................................................           838,200
     40,000          Mattel, Inc. ...............................................................           722,000
      2,000          NACCO Industries, Inc. Class A .............................................           208,300
      8,000          NACCO Industries, Inc. Class B .............................................           833,200
     13,000          Parker-Hannifin Corporation ................................................           779,220
                                                                                                       ------------
                                                                                                       $  4,751,260

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES — .82% of Total Net Assets
     27,000          Frontier Oil Corporation ...................................................      $  1,136,160
    160,000          Parker Drilling Company (a) ................................................           854,400
                                                                                                       ------------
                                                                                                       $  1,990,560
                    PHARMACEUTICALS — 1.00% of Total Net Assets
     15,000          Amgen, Inc. (a) ............................................................      $    873,150
     18,000          Biogen Idec, Inc. (a) ......................................................           652,320
     15,000          Genzyme Corporation (General) (a) ..........................................           879,150
                                                                                                       ------------
                                                                                                       $  2,404,620
                    RETAIL — .68% of Total Net Assets
     20,000          Costco Wholesale Corporation ...............................................      $    811,600
     25,000          Williams-Sonoma, Inc. (a) ..................................................           837,250
                                                                                                       ------------
                                                                                                       $  1,648,850
                    TRANSPORTATION — .66% of Total Net Assets
     45,000          Kansas City Southern (a) ...................................................      $    851,400
     35,000          Swift Transportation Company, Inc. (a) .....................................           746,550
                                                                                                       ------------
                                                                                                       $  1,597,950
                    MISCELLANEOUS — .71% of Total Net Assets
     15,000          Lockheed Martin Corporation ................................................      $    914,250
     24,000          Temple-Inland, Inc. ........................................................           810,000
                                                                                                       ------------
                                                                                                       $  1,724,250
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $25,600,774)         $ 38,099,657
                                                                                                       ------------

Principal Amount
----------------
                     DOLLAR ASSETS — 28.94% of Total Net Assets

                     CORPORATE BONDS — .89% of Total Net Assets
   $   200,000        7.125% Aetna, Inc., 08-15-06 ..............................................      $    207,920
       200,000        2.125% Brown-Forman Corporation, 03-15-06 .................................           197,448
       200,000        5.625% CVS Corporation, 03-15-06 ..........................................           203,340
       200,000        4.450% Cardinal Health, Inc., 06-30-05 ....................................           200,370
       200,000        6.150% Chubb Corporation, 08-15-05 ........................................           201,546
       200,000        6.750% Citicorp, 08-15-05 .................................................           201,928
       200,000        6.450% Dover Corporation, 11-15-05 ........................................           203,180
       200,000        6.750% First Data Corporation, 07-15-05 ...................................           201,338
       222,000        5.625% Pfizer, Inc., 02-01-06 .............................................           224,972
       100,000        6.950% Security Capital Group, Inc., 06-15-05 .............................           100,418
       200,000        6.125% Texas Instruments, Inc., 02-01-06 ..................................           203,106
                                                                                                       ------------
                                                                                                       $  2,145,566
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES — 26.96% of Total Net Assets
  $ 41,000,000        United States Treasury bond strips (Principal only) 4.600%, 05-15-18 (d) ..      $ 22,639,790
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           961,504
     4,000,000        United States Treasury notes 1.250%, 05-31-05 .............................         3,995,800
     4,000,000        United States Treasury notes 1.125%, 06-30-05 .............................         3,989,520
     4,000,000        United States Treasury notes 2.000%, 08-31-05 .............................         3,987,040
     4,000,000        United States Treasury notes 1.625%, 09-30-05 .............................         3,977,040
     4,000,000        United States Treasury notes 1.625%, 10-31-05 .............................         3,970,920
     4,000,000        United States Treasury notes 1.875%, 11-30-05 .............................         3,970,320
     4,000,000        United States Treasury notes 1.875%, 12-31-05 .............................         3,964,680
     2,000,000        United States Treasury notes 1.625%, 02-28-06 .............................         1,972,040
     2,000,000        United States Treasury notes 1.500%, 03-31-06 .............................         1,967,040
     3,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         2,957,340
     2,000,000        United States Treasury notes 2.500%, 09-30-06 .............................         1,971,560
     3,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         2,904,360
     2,000,000        United States Treasury notes 3.000%, 02-15-09 .............................         1,943,120
                                                                                                       ------------
                                                                                                       $ 65,172,074
                                                                                                       ------------

                     REPURCHASE AGREEMENT — 1.09% of Total Net Assets
     2,640,000        State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 04-29-05, .80%, maturing 05-02-05, maturity value $2,640,176(e)..      $  2,640,000
                                                                                                       ------------
                        Total Repurchase Agreement (identified cost $ 2,640,000)                       $  2,640,000
                                                                                                       ------------

                        Total Dollar Assets (identified cost $61,144,071)                              $ 69,957,640
                                                                                                       ------------
                        Total Portfolio — 97.42% of total net assets (identified cost $190,228,399)(f) $235,506,478
                        Other assets, less liabilities (2.58% of total net assets)                        6,243,947
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $241,750,425
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined under policies approved by the Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at April 29, 2005.
                              (f) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES — 96.66% of Total Net Assets
  $10,000,000        United States Treasury notes 1.250%, 05-31-05 ..............................      $  9,989,500
   10,000,000        United States Treasury notes 1.125%, 06-30-05 ..............................         9,973,800
   10,000,000        United States Treasury notes 1.500%, 07-31-05 ..............................         9,966,000
   10,000,000        United States Treasury notes 2.000%, 08-31-05 ..............................         9,967,600
   10,000,000        United States Treasury notes 1.625%, 09-30-05 ..............................         9,944,930
                                                                                                       ------------
                       Total United States Treasury securities (identified cost $49,853,511)           $ 49,841,830
                                                                                                       ------------

                    REPURCHASE AGREEMENT — 1.98% of Total Net Assets
    1,020,000        State Street Bank & Trust Company investment in a repurchase agreement,
                     purchased 04-29-05, .80%, maturing 05-02-05, maturity value $1,020,068(a)...      $  1,020,000
                                                                                                       ------------
                       Total Repurchase Agreement (identified cost $1,020,000)                         $  1,020,000
                                                                                                       ------------
                       Total Portfolio — 98.64% of total net assets (identified cost $50,873,511)(b)   $ 50,861,830
                       Other assets, less liabilities (1.36% of total net assets)                           699,417
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 51,561,247
                                                                                                       ============

                       Note: (a) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at April 29, 2005.
                             (b) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS — 98.04% of Total Net Assets

                    BEVERAGES — 9.56% of Total Net Assets
   $  800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    789,792
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,017,770
                                                                                                       ------------
                                                                                                       $  1,807,562
                    DATA PROCESSING — 4.26% of Total Net Assets
      800,000        6.750% First Data Corporation, 07-15-05 ....................................      $    805,352
                                                                                                       ------------
                                                                                                       $    805,352
                    ELECTRICAL & ELECTRONICS — 4.30% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    812,424
                                                                                                       ------------
                                                                                                       $    812,424
                    FINANCIAL SERVICES — 19.59% of Total Net Assets
      800,000        6.750% Citicorp, 08-15-05 ..................................................      $    807,712
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           989,080
    1,000,000        4.000% International Lease Finance Company, 01-17-06 .......................         1,002,600
      900,000        6.950% Security Capital Group, Inc., 06-15-05 ..............................           903,762
                                                                                                       ------------
                                                                                                       $  3,703,154
                    INSURANCE — 8.66% of Total Net Assets
      800,000        7.125% Aetna, Inc., 08-15-06 ...............................................      $    831,680
      800,000        6.150% Chubb Corporation, 08-15-05 .........................................           806,184
                                                                                                       ------------
                                                                                                       $  1,637,864
                    MANUFACTURING — 14.13% of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    838,224
      800,000        6.450% Dover Corporation, 11-15-05 .........................................           812,720
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,019,650
                                                                                                       ------------
                                                                                                       $  2,670,594

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS — 13.96% of Total Net Assets
   $  800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    816,464
      800,000        4.750% Bristol-Myers Squibb Company, 10-01-06 ..............................           810,008
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................         1,013,390
                                                                                                       ------------
                                                                                                       $  2,639,862
                    RETAIL — 9.73% of Total Net Assets
      900,000        5.950% Target Corporation, 05-15-06 ........................................      $    920,304
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           918,936
                                                                                                       ------------
                                                                                                       $  1,839,240
                    TELECOMMUNICATIONS — 9.69% of Total Net Assets
    1,000,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................      $  1,015,970
      800,000        5.375% Verizon Wireless Capital, LLC, 12-15-06 .............................           816,616
                                                                                                       ------------
                                                                                                       $  1,832,586
                    TOBACCO — 4.16% of Total Net Assets
      800,000        2.875% Fortune Brands, Inc., 12-01-06 ......................................      $    786,400
                                                                                                       ------------
                                                                                                       $    786,400
                                                                                                       ------------
                       Total Portfolio —  98.04% of total net assets (identified cost $18,716,072)(a)  $ 18,535,038
                       Other assets, less liabilities (1.96% of total net assets)                           369,984
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,905,022
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS — 100.01% of Total Net Assets

                    CHEMICALS — 4.41% of Total Net Assets
     12,000          Air Products & Chemicals, Inc. .............................................      $    704,760
     30,000          Crompton Corporation .......................................................           421,500
                                                                                                       ------------
                                                                                                       $  1,126,260
                    COMPUTER SOFTWARE — 8.57% of Total Net Assets
     40,000          Autodesk, Inc. .............................................................      $  1,273,200
     15,000          Computer Associates International, Inc. ....................................           403,500
     25,000          VERITAS Software Corporation (a) ...........................................           514,750
                                                                                                       ------------
                                                                                                       $  2,191,450
                    CONSTRUCTION — 11.53% of Total Net Assets
     48,000          Ryland Group, Inc. .........................................................      $  2,947,200
                                                                                                       ------------
                                                                                                       $  2,947,200
                    DATA PROCESSING — 2.82% of Total Net Assets
     15,000          Agilent Technologies, Inc. (a) .............................................      $    311,250
     20,000          Hewlett-Packard Company ....................................................           409,400
                                                                                                       ------------
                                                                                                       $    720,650
                    ELECTRICAL & ELECTRONICS — 4.80% of Total Net Assets
     20,000          Intel Corporation ..........................................................      $    470,400
     25,000          National Semiconductor Corporation .........................................           477,000
     70,000          Sanmina SCI Corporation (a) ................................................           280,700
                                                                                                       ------------
                                                                                                       $  1,228,100
                    ENTERTAINMENT & LEISURE — 5.71% of Total Net Assets
     18,000          Disney (Walt) Company ......................................................      $    475,200
     12,000          Tribune Company ............................................................           463,200
     15,000          Viacom, Inc. Class A .......................................................           521,700
                                                                                                       ------------
                                                                                                       $  1,460,100
                    FINANCIAL SERVICES — 13.80% of Total Net Assets
     18,000          Bank of New York, Inc. .....................................................      $    502,920
      7,000          Bear Stearns Companies, Inc. ...............................................           662,620
     40,000          Janus Capital Group, Inc. ..................................................           519,600
     12,000          Morgan Stanley .............................................................           631,440
     50,000          Schwab (Charles) Corporation ...............................................           517,500
     15,000          State Street Corporation ...................................................           693,450
                                                                                                       ------------
                                                                                                       $  3,527,530
                    MANUFACTURING — 10.84% of Total Net Assets
     15,000          Dana Corporation ...........................................................      $    171,300
     20,000          Harley-Davidson, Inc. ......................................................           940,400
      8,000          Illinois Tool Works, Inc. ..................................................           670,560
     15,000          Mattel, Inc. ...............................................................           270,750
     12,000          Parker-Hannifin Corporation ................................................           719,280
                                                                                                       ------------
                                                                                                       $  2,772,290

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES — 15.24% of Total Net Assets
     85,000          Frontier Oil Corporation ...................................................      $  3,576,800
     60,000          Parker Drilling Company (a) ................................................           320,400
                                                                                                       ------------
                                                                                                       $  3,897,200
                    PHARMACEUTICALS — 9.88% of Total Net Assets
     18,000          Amgen, Inc. (a) ............................................................      $  1,047,780
      6,000          Biogen Idec, Inc. (a) ......................................................           217,440
      6,000          Chiron Corporation (a) .....................................................           204,900
     18,000          Genzyme Corporation (General) (a) ..........................................         1,054,980
                                                                                                       ------------
                                                                                                       $  2,525,100
                    RETAIL — 5.06% of Total Net Assets
     22,000          Costco Wholesale Corporation ...............................................      $    892,760
     12,000          Williams-Sonoma, Inc. (a) ..................................................           401,880
                                                                                                       ------------
                                                                                                       $  1,294,640
                    TRANSPORTATION — 3.65% of Total Net Assets
     20,000          Kansas City Southern (a) ...................................................      $    378,400
     26,000          Swift Transportation Company, Inc. (a) .....................................           554,580
                                                                                                       ------------
                                                                                                       $    932,980
                    MISCELLANEOUS — 3.70% of Total Net Assets
     10,000          Lockheed Martin Corporation ................................................      $    609,500
     10,000          Temple-Inland, Inc. ........................................................           337,500
                                                                                                       ------------
                                                                                                       $    947,000
                                                                                                       ------------
                       Total Portfolio — 100.01% of total net assets (identified cost $8,522,049)(b)   $ 25,570,500
                       Liabilities, less other assets (.01% of total net assets)                             (3,215)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 25,567,285
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS APRIL 30, 2005
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	06/05